FINANCIAL INCOME (EXPENSES) (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of financial income (expenses)

			Consolidated
	12/31/2021	12/31/2020	12/31/2019
Financial income
Related parties (note 23 b)	93,862	51,124	79,228
Income from financial investments	279,467	58,061	93,471
Updated shares – Fair value through profit or loss (Note 15 II)(1)	385,297	1,190,489
Other income(2)	408,558	503,054	206,343
Financial income	1,167,184	1,802,728	379,042
Financial expenses
Borrowings and financing - foreign currency (note 14)	(1,590,120)	(1,600,973)	(1,128,520)
Borrowings and financing - local currency (note 14)	(503,849)	(401,079)	(867,785)
Related parties (note 14)	(12,072)	(13,608)	(14,939)
Lease liabilities	(59,260)	(50,804)	(49,118)
Capitalised interest (notes 12 and 34)	87,414	92,506	117,189
Interest and fines	(199,566)	(290,673)	(158,794)
(-) Adjustment present value of trade payables	(265,495)	(139,566)
Commission, bank fees, Guarantee and bank fees	(145,129)	(162,085)	(217,784)
PIS/COFINS over financial income	(88,897)	(39,149)	(25,176)
Other financial expenses	(380,154)	(270,764)	(217,864)
Financial expenses	(3,157,128)	(2,876,195)	(2,562,791)
Others financial items, net
Foreign exchange and monetary variation, net	46,199	392,971	47,579
Gains and (losses) on exchange derivatives (*)	(439)	(115,815)	4,986
Others financial	45,760	277,156	52,565
Financial income (expenses)	(3,111,368)	(2,599,039)	(2,510,226)

Financial income (expenses), net	(1,944,184)	(796,311)	(2,131,184)

(*) Statement of gains and (losses) on derivative transactions (note 15)
Dollar - to - real NDF	37,322
Exchange rate swap Dollar x Euro	7,119	(9,070)	783
Exchange rate swap GBP x Euro		(602)
Interest rate swap CDI x IPCA	(34,920)
Exchange rate swap CDI x Dollar	(9,960)	(106,143)	4,203
Total	(439)	(115,815)	4,986

(1)	It refers to the appreciation of Usiminas’ shares in the amount of R$1,190,489 as of December31, 2020. As of December 31, 2019, Usiminas’ shares were reclassified to financial investments and their pricing fluctuation started to be recognized in the financial result.

(2)	It mainly refers to the recognition of the exclusion of ICMS in the PIS and COFINS calculation base in the amount of R$81,758 on December 31, 2020 (R$160,609 on December 31, 2019), and updating in the amount of R$369,571 of receivables for indemnity (see note 9).